UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2018

Date of reporting period:	5/31/2018

Item 1 – Reports to Stockholders

     PGIM JENNISON FINANCIAL SERVICES FUND

(Formerly known as Prudential Jennison Financial Services Fund)

SEMIANNUAL REPORT

MAY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Financial Services Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Financial Services Fund

July 16, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Financial Services Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/18 (without sales charges)	Average Annual Total Returns as of 5/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.29	11.10	3.41	8.16	—
Class B	2.80	11.56	3.68	8.01	—
Class C	2.95	15.73	3.88	8.03	—
Class R	3.19	17.29	4.39	N/A	7.67 (2/3/12)
Class Z	3.43	17.93	4.91	9.11	—
Class R6***	–4.56**	N/A	N/A	N/A	N/A (1/26/18)
S&P Composite 1500 Financials Index
	0.20	19.17	13.50	5.77	—
S&P Composite 1500 Index
	3.30	14.67	12.95	9.28	—
Lipper Financial Services Funds Average
	2.20	17.47	11.70	6.67	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception

***Formerly known as Class Q shares

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares

Benchmark Definitions

S&P Composite 1500 Financials Index—The S&P Composite 1500 Financials Index is an unmanaged index that comprises those companies included in the S&P Composite 1500, an index that combines the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, that are classified as members of the GICS financials sector. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 16.80%.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index is an unmanaged index of the over 500 largest, established, publicly traded stocks in the S&P 500 Index, the 400 largest companies outside of the S&P 500 Index contained in the S&P Mid-Cap 400 Index, and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 14.49%.

Lipper Financial Services Funds Average—The Lipper Financial Services Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Financial Services Funds universe. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 14.59%.

PGIM Jennison Financial Services Fund	7

Your Fund’s Performance (continued)

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/18 (%)
FleetCor Technologies, Inc., Data Processing & Outsourced Services	7.2
Bank of America Corp., Diversified Banks	5.2
JPMorgan Chase & Co., Diversified Banks	5.2
Mastercard, Inc., Data Processing & Outsourced Services	5.1
Citigroup, Inc., Diversified Banks	5.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/18 (%)
Data Processing & Outsourced Services	23.7
Regional Banks	22.9
Diversified Banks	15.3
Investment Banking & Brokerage	11.2
Asset Management & Custody Banks	6.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Financial Services Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Financial Services Fund		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,032.90	1.33%	$6.74
	Hypothetical	$1,000.00	$1,018.30	1.33%	$6.69
Class B	Actual	$1,000.00	$1,028.00	2.31%	$11.68
	Hypothetical	$1,000.00	$1,013.41	2.31%	$11.60
Class C	Actual	$1,000.00	$1,029.50	2.02%	$10.22
	Hypothetical	$1,000.00	$1,014.86	2.02%	$10.15
Class R	Actual	$1,000.00	$1,031.90	1.59%	$8.05
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00
Class Z	Actual	$1,000.00	$1,034.30	1.00%	$5.07
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04
Class R6**	Actual	$1,000.00	$954.40	1.00%	$3.29
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended May 31, 2018 due to the class’ inception date of January 26, 2018. Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of May 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Asset Management & Custody Banks 6.1%
BrightSphere Investment Group PLC	240,814	$3,735,025
St. James’s Place PLC (United Kingdom)	488,329	7,722,765

		11,457,790

Consumer Finance 5.3%
Capital One Financial Corp.	52,700	4,953,800
SLM Corp.*	438,104	5,007,529

		9,961,329

Data Processing & Outsourced Services 23.7%
FleetCor Technologies, Inc.*	67,700	13,495,995
GreenSky, Inc. (Class A Stock)*	35,781	957,857
Mastercard, Inc. (Class A Stock)	49,907	9,488,319
PayPal Holdings, Inc.*	60,039	4,927,401
Square, Inc. (Class A Stock)*	31,966	1,862,020
Visa, Inc. (Class A Stock)	65,500	8,562,160
Wirecard AG (Germany)	20,784	3,197,165
Worldpay, Inc. (Class A Stock)*	25,552	2,030,617

		44,521,534

Diversified Banks 15.3%
Bank of America Corp.	334,634	9,717,771
Citigroup, Inc.	141,080	9,408,625
JPMorgan Chase & Co.	90,344	9,667,712

		28,794,108

Financial Exchanges & Data 1.3%
S&P Global, Inc.	11,965	2,363,087

Internet Software & Services 0.1%
Cardlytics, Inc.*(a)	12,248	250,104

Investment Banking & Brokerage 11.2%
Goldman Sachs Group, Inc. (The)	29,400	6,640,872
Lazard Ltd. (Class A Stock)	63,781	3,280,895
Moelis & Co. (Class A Stock)	41,493	2,458,460

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Investment Banking & Brokerage (cont’d.)
Morgan Stanley	73,000	$3,660,220
TD Ameritrade Holding Corp.	84,124	4,980,141

		21,020,588

Life & Health Insurance 4.6%
MetLife, Inc.	188,498	8,669,023

Mortgage REITs 1.4%
Starwood Property Trust, Inc.	119,600	2,596,516

Property & Casualty Insurance 4.1%
Chubb Ltd.	58,957	7,705,090

Regional Banks 22.9%
BankUnited, Inc.	113,131	4,770,734
BB&T Corp.	118,665	6,229,913
Brookline Bancorp, Inc.	158,515	2,884,973
East West Bancorp, Inc.	124,975	8,683,263
Metro Bank PLC (United Kingdom)*	75,603	3,335,680
Pinnacle Financial Partners, Inc.	113,892	7,636,459
PNC Financial Services Group, Inc. (The)	40,980	5,876,942
Seacoast Banking Corp. of Florida*	111,974	3,491,349

		42,909,313

Reinsurance 1.2%
RenaissanceRe Holdings Ltd. (Bermuda)	18,038	2,214,525

Thrifts & Mortgage Finance 2.1%
Sterling Bancorp, Inc.	284,969	3,881,278

TOTAL LONG-TERM INVESTMENTS (cost $157,699,229)		186,344,285

SHORT-TERM INVESTMENTS 0.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	28,718	28,718

See Notes to Financial Statements.

12

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $239,446; includes $239,250 of cash collateral for securities on loan)(b)(w)	239,423	$239,447

TOTAL SHORT-TERM INVESTMENTS (cost $268,163)		268,165

TOTAL INVESTMENTS 99.5% (cost $157,967,392)		186,612,450
Other assets in excess of liabilities 0.5%		1,016,539

NET ASSETS 100.0%		$187,628,989

The following abbreviation is used in the semiannual report:

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $224,620; cash collateral of $239,250 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Asset Management & Custody Banks	$3,735,025	$7,722,765	$—
Consumer Finance	9,961,329	—	—
Data Processing & Outsourced Services	41,324,369	3,197,165	—
Diversified Banks	28,794,108	—	—
Financial Exchanges & Data	2,363,087	—	—
Internet Software & Services	250,104	—	—
Investment Banking & Brokerage	21,020,588	—	—
Life & Health Insurance	8,669,023	—	—
Mortgage REITs	2,596,516	—	—
Property & Casualty Insurance	7,705,090	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Regional Banks	$39,573,633	$3,335,680	$—
Reinsurance	2,214,525	—	—
Thrifts & Mortgage Finance	3,881,278	—	—
Affiliated Mutual Funds	268,165	—	—

Total	$172,356,840	$14,255,610	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2018 were as follows:

Data Processing & Outsourced Services	23.7%
Regional Banks	22.9
Diversified Banks	15.3
Investment Banking & Brokerage	11.2
Asset Management & Custody Banks	6.1
Consumer Finance	5.3
Life & Health Insurance	4.6
Property & Casualty Insurance	4.1
Thrifts & Mortgage Finance	2.1
Mortgage REITs	1.4
Financial Exchanges & Data	1.3
Reinsurance	1.2%
Affiliated Mutual Funds(0.1% represents investments purchased with collateral from securities on loan)	0.2
Internet Software & Services	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$224,620	$(224,620)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Assets
Investments at value, including securities on loan of $224,620:
Unaffiliated investments (cost $157,699,229)	$186,344,285
Affiliated investments (cost $268,163)	268,165
Receivable for investments sold	1,213,610
Dividends receivable	385,328
Tax reclaim receivable	141,037
Receivable for Fund shares sold	113,793
Prepaid expenses	249,058

Total Assets	188,715,276

Liabilities
Payable for Fund shares reacquired	398,471
Payable to broker for collateral for securities on loan	239,250
Loan payable	219,000
Management fee payable	119,987
Distribution fee payable	59,799
Accrued expenses and other liabilities	39,002
Affiliated transfer agent fee payable	10,778

Total Liabilities	1,086,287

Net Assets	$187,628,989

Net assets were comprised of:
Common stock, at par	$128,561
Paid-in capital in excess of par	160,575,384

160,703,945
Undistributed net investment income	156,306
Accumulated net realized loss on investment and foreign currency transactions	(1,868,758)
Net unrealized appreciation on investments and foreign currencies	28,637,496

Net assets, May 31, 2018	$187,628,989

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Class A
Net asset value and redemption price per share
($85,483,580 ÷ 5,778,502 shares of common stock issued and outstanding)	$14.79
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.65

Class B
Net asset value, offering price and redemption price per share
($4,450,157 ÷ 336,660 shares of common stock issued and outstanding)	$13.22

Class C
Net asset value, offering price and redemption price per share
($30,323,731 ÷ 2,290,945 shares of common stock issued and outstanding)	$13.24

Class R
Net asset value, offering price and redemption price per share
($17,819,109 ÷ 1,205,918 shares of common stock issued and outstanding)	$14.78

Class Z
Net asset value, offering price and redemption price per share
($49,542,866 ÷ 3,243,493 shares of common stock issued and outstanding)	$15.27

Class R6
Net asset value, offering price and redemption price per share
($9,546 ÷ 625 shares of common stock issued and outstanding)	$15.27

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended May 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$1,510,053
Affiliated dividend income	22,732
Income from securities lending, net (including affiliated income of $117)	290

Total income	1,533,075

Expenses
Management fee	717,354
Distribution fee(a)	375,295
Transfer agent’s fees and expenses (including affiliated expense of $31,408)(a)	125,445
Registration fees(a)	46,146
Custodian and accounting fees	44,207
Shareholders’ reports	18,290
Audit fee	11,873
Legal fees and expenses	10,193
Directors’ fees	7,612
Miscellaneous	16,604

Total expenses	1,373,019
Less: Fee waiver and/or expense reimbursement(a)	(10,850)
Distribution fee waiver(a)	(22,925)

Net expenses	1,339,244

Net investment income (loss)	193,831

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $3)	205,377
Foreign currency transactions	(1,551)

203,826

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2)	5,788,282
Foreign currencies	(11,776)

5,776,506

Net gain (loss) on investment and foreign currency transactions	5,980,332

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,174,163

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	128,076	23,991	154,452	68,776	—	—
Transfer agent’s fees and expenses	62,111	7,151	17,834	11,836	26,473	40
Registration fees	7,736	6,788	6,877	9,097	8,042	7,606
Fee waiver and/or expense reimbursement	—	(3,208)	—	—	—	(7,642)
Distribution fee waiver	—	—	—	(22,925)	—	—

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,831	$2,183,611
Net realized gain (loss) on investment and foreign currency transactions	203,826	36,290,246
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,776,506	3,961,661

Net increase (decrease) in net assets resulting from operations	6,174,163	42,435,518

Dividends from net investment income
Class A	(988,309)	(1,394,659)
Class B	(38,338)	(72,176)
Class C	(234,962)	(395,550)
Class R	(174,778)	(151,449)
Class Z	(663,457)	(698,855)

	(2,099,844)	(2,712,689)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	24,310,715	45,440,211
Net asset value of shares issued in reinvestment of dividends and distributions	2,003,311	2,544,370
Cost of shares reacquired	(26,937,046)	(63,232,635)

Net increase (decrease) in net assets from Fund share transactions	(623,020)	(15,248,054)

Total increase (decrease)	3,451,299	24,474,775

Net Assets:
Beginning of period	184,177,690	159,702,915

End of period(a)	$187,628,989	$184,177,690

(a) Includes undistributed/(distributions in excess of) net investment income of:	$156,306	$2,062,319

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Financial Services Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Financial Services Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

20

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Jennison Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

22

calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment

PGIM Jennison Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended May 31, 2018.

PGIM Investments has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 2.31% of average daily net assets for Class B shares or 1.00% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.74% for the six months ended May 31, 2018.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2019.

PIMS has advised the Fund that it has received $81,412 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

24

PIMS has advised the Fund that for the six months ended May 31, 2018 it has received $1,460, $2,542 and $22 in contingent deferred sales charges imposed upon redemptions certain by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended May 31, 2018, PGIM, Inc. was compensated $100 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended May 31, 2018, were $25,269,482 and $26,260,717, respectively.

PGIM Jennison Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended May 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$4,737,570	$22,958,976	$27,667,828	$—	$—	$28,718	28,718	$22,732
PGIM Institutional Money Market Fund	—	2,818,516	2,579,074	2	3	239,447	239,423	117	**

	$4,737,570	$25,777,492	$30,246,902	$2	$3	$268,165		$22,849

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2018 were as follows:

Tax Basis	$158,130,812

Gross Unrealized Appreciation	32,506,148
Gross Unrealized Depreciation	(4,024,510)

Net Unrealized Appreciation	$28,481,638

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2017 of approximately $1,917,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase

26

$1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 400 million shares of $0.01 par value per share common stock authorized, divided into seven classes, designated Class A, Class B, Class C, Class Z, Class R, Class T and Class R6 common stock, each of which consists of 50 million, 5 million, 40 million, 90 million, 75 million, 90 million and 50 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of May 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 625 Class R6 shares of the Fund. At reporting period end, 5 shareholders of record held 53% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2018:
Shares sold	572,098	$8,450,224
Shares issued in reinvestment of dividends and distributions	66,167	947,511
Shares reacquired	(543,813)	(8,051,900)

Net increase (decrease) in shares outstanding before conversion	94,452	1,345,835
Shares issued upon conversion from other share class(es)	49,192	739,683
Shares reacquired upon conversion into other share class(es)	(131,570)	(1,924,709)

Net increase (decrease) in shares outstanding	12,074	$160,809

Year ended November 30, 2017:
Shares sold	1,088,324	$13,777,671
Shares issued in reinvestment of dividends and distributions	109,314	1,303,017
Shares reacquired	(1,888,090)	(24,285,334)

Net increase (decrease) in shares outstanding before conversion	(690,452)	(9,204,646)
Shares issued upon conversion from other share class(es)	141,184	1,801,811
Shares reacquired upon conversion into other share class(es)	(646,160)	(8,086,144)

Net increase (decrease) in shares outstanding	(1,195,428)	$(15,488,979)

PGIM Jennison Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended May 31, 2018:
Shares sold	13,218	$175,821
Shares issued in reinvestment of dividends and distributions	2,848	36,598
Shares reacquired	(33,749)	(447,169)

Net increase (decrease) in shares outstanding before conversion	(17,683)	(234,750)
Shares reacquired upon conversion into other share class(es)	(49,948)	(674,908)

Net increase (decrease) in shares outstanding	(67,631)	$(909,658)

Year ended November 30, 2017:
Shares sold	36,632	$418,226
Shares issued in reinvestment of dividends and distributions	6,258	67,153
Shares reacquired	(98,692)	(1,139,258)

Net increase (decrease) in shares outstanding before conversion	(55,802)	(653,879)
Shares reacquired upon conversion into other share class(es)	(88,410)	(1,016,183)

Net increase (decrease) in shares outstanding	(144,212)	$(1,670,062)

Class C
Six months ended May 31, 2018:
Shares sold	142,969	$1,893,068
Shares issued in reinvestment of dividends and distributions	17,274	221,977
Shares reacquired	(200,707)	(2,661,600)

Net increase (decrease) in shares outstanding before conversion	(40,464)	(546,555)
Shares reacquired upon conversion into other share class(es)	(30,220)	(398,209)

Net increase (decrease) in shares outstanding	(70,684)	$(944,764)

Year ended November 30, 2017:
Shares sold	417,641	$4,787,880
Shares issued in reinvestment of dividends and distributions	33,616	360,695
Shares reacquired	(805,067)	(9,260,845)

Net increase (decrease) in shares outstanding before conversion	(353,810)	(4,112,270)
Shares reacquired upon conversion into other share class(es)	(214,264)	(2,473,518)

Net increase (decrease) in shares outstanding	(568,074)	$(6,585,788)

Class R
Six months ended May 31, 2018:
Shares sold	221,098	$3,264,969
Shares issued in reinvestment of dividends and distributions	12,205	174,778
Shares reacquired	(208,619)	(3,081,789)

Net increase (decrease) in shares outstanding	24,684	$357,958

Year ended November 30, 2017:
Shares sold	740,256	$9,305,809
Shares issued in reinvestment of dividends and distributions	12,699	151,377
Shares reacquired	(309,929)	(3,991,084)

Net increase (decrease) in shares outstanding before conversion	443,026	5,466,102
Shares reacquired upon conversion into other share class(es)	(1,450)	(19,956)

Net increase (decrease) in shares outstanding	441,576	$5,446,146

28

Class Z	Shares	Amount
Six months ended May 31, 2018:
Shares sold	691,991	$10,516,633
Shares issued in reinvestment of dividends and distributions	42,171	622,447
Shares reacquired	(825,892)	(12,694,588)

Net increase (decrease) in shares outstanding before conversion	(91,730)	(1,555,508)
Shares issued upon conversion from other share class(es)	156,781	2,368,132
Shares reacquired upon conversion into other share class(es)	(7,336)	(109,989)

Net increase (decrease) in shares outstanding	57,715	$702,635

Year ended November 30, 2017:
Shares sold	1,295,977	$17,150,625
Shares issued in reinvestment of dividends and distributions	53,919	662,128
Shares reacquired	(1,829,694)	(24,556,114)

Net increase (decrease) in shares outstanding before conversion	(479,798)	(6,743,361)
Shares issued upon conversion from other share class(es)	761,521	9,888,499
Shares reacquired upon conversion into other share class(es)	(6,800)	(94,509)

Net increase (decrease) in shares outstanding	274,923	$3,050,629

Class R6
Period ended May 31, 2018*:
Shares sold	625	$10,000

Net increase (decrease) in shares outstanding	625	$10,000

*	Commencement of offering was January 26, 2018.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2018. The average daily balance for the 2 days that the Fund had loans outstanding during the period was

PGIM Jennison Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

$219,000, borrowed at a weighted average interest rate of 3.23%. The maximum loan balance outstanding during the period was $219,000.

At May 31, 2018, the Fund had an outstanding loan balance of $219,000.

8. Other Risks

The Fund’s risks include, but are not limited to, the following:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2018		Year Ended November 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.49		$11.55	$12.17	$15.87	$17.34	$13.25
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.17	0.18	0.12	0.21	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		2.97	(0.58)	(2.09)	(0.18)	4.41
Total from investment operations:	0.47		3.14	(0.40)	(1.97)	0.03	4.53
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.20)	(0.22)	(0.22)	(0.15)	(0.10)
Distributions from net realized gains	-		-	-	(1.51)	(1.35)	(0.34)
Total dividends and distributions	(0.17)		(0.20)	(0.22)	(1.73)	(1.50)	(0.44)
Net asset value, end of period	$14.79		$14.49	$11.55	$12.17	$15.87	$17.34
Total Return(b):	3.29%		27.56%	(3.28)%	(13.54)%	0.22%	35.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$85,484		$83,561	$80,431	$110,168	$190,097	$213,603
Average net assets (000)	$85,618		$82,660	$84,543	$140,368	$213,715	$173,140
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.33%	(d)	1.37%	1.42%	1.35%	1.31%	1.33%
Expenses before waivers and/or expense reimbursement	1.33%	(d)	1.37%	1.42%	1.35%	1.31%	1.33%
Net investment income (loss)	0.27%	(d)	1.29%	1.63%	0.87%	1.31%	0.76%
Portfolio turnover rate(e)	13%	(f)	128%	68%	65%	66%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	31

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31, 2018		Year Ended November 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.96		$10.36	$10.94	$14.42	$15.91	$12.20
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.07	0.09	0.02	0.09	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.41		2.67	(0.52)	(1.87)	(0.18)	4.06
Total from investment operations:	0.36		2.74	(0.43)	(1.85)	(0.09)	4.07
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.15)	(0.12)	(0.05)	(0.02)
Distributions from net realized gains	-		-	-	(1.51)	(1.35)	(0.34)
Total dividends and distributions	(0.10)		(0.14)	(0.15)	(1.63)	(1.40)	(0.36)
Net asset value, end of period	$13.22		$12.96	$10.36	$10.94	$14.42	$15.91
Total Return(b):	2.80%		26.68%	(4.00)%	(14.04)%	(0.56)%	34.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,450		$5,240	$5,684	$8,704	$14,222	$15,998
Average net assets (000)	$4,811		$5,481	$6,396	$10,860	$15,963	$12,433
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.31%	(d)	2.07%	2.12%	2.05%	2.01%	2.03%
Expenses before waivers and/or expense reimbursement	2.44%	(d)	2.07%	2.12%	2.05%	2.01%	2.03%
Net investment income (loss)	(0.74)%	(d)	0.61%	0.93%	0.18%	0.61%	0.04%
Portfolio turnover rate(e)	13%	(f)	128%	68%	65%	66%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended May 31, 2018		Year Ended November 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.96		$10.36	$10.94	$14.42	$15.91	$12.20
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.07	0.09	0.02	0.09	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.41		2.67	(0.52)	(1.87)	(0.18)	4.06
Total from investment operations:	0.38		2.74	(0.43)	(1.85)	(0.09)	4.07
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.14)	(0.15)	(0.12)	(0.05)	(0.02)
Distributions from net realized gains	-		-	-	(1.51)	(1.35)	(0.34)
Total dividends and distributions	(0.10)		(0.14)	(0.15)	(1.63)	(1.40)	(0.36)
Net asset value, end of period	$13.24		$12.96	$10.36	$10.94	$14.42	$15.91
Total Return(b):	2.95%		26.68%	(4.00)%	(14.04)%	(0.55)%	34.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,324		$30,600	$30,352	$45,571	$63,519	$57,635
Average net assets (000)	$30,975		$30,591	$33,171	$52,237	$63,592	$43,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.02%	(d)	2.07%	2.12%	2.05%	2.01%	2.03%
Expenses before waivers and/or expense reimbursement	2.02%	(d)	2.07%	2.12%	2.05%	2.01%	2.03%
Net investment income (loss)	(0.43)%	(d)	0.59%	0.89%	0.20%	0.58%	0.04%
Portfolio turnover rate(e)	13%	(f)	128%	68%	65%	66%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31, 2018		Year Ended November 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.47		$11.54	$12.15	$15.84	$17.32	$13.23
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.15	0.15	0.09	0.16	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.46		2.96	(0.56)	(2.08)	(0.17)	4.45
Total from investment operations:	0.46		3.11	(0.41)	(1.99)	(0.01)	4.50
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.18)	(0.20)	(0.19)	(0.12)	(0.07)
Distributions from net realized gains	-		-	-	(1.51)	(1.35)	(0.34)
Total dividends and distributions	(0.15)		(0.18)	(0.20)	(1.70)	(1.47)	(0.41)
Net asset value, end of period	$14.78		$14.47	$11.54	$12.15	$15.84	$17.32
Total Return(c):	3.19%		27.27%	(3.41)%	(13.69)%	(0.04)%	34.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,819		$17,092	$8,534	$6,402	$4,594	$2,789
Average net assets (000)	$18,391		$14,192	$6,607	$5,333	$4,013	$1,238
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.59%	(e)	1.56%	1.62%	1.55%	1.51%	1.53%
Expenses before waivers and/or expense reimbursement	1.84%	(e)	1.81%	1.87%	1.80%	1.76%	1.78%
Net investment income (loss)	0.02%	(e)	1.16%	1.41%	0.70%	1.02%	0.30%
Portfolio turnover rate(f)	13%	(g)	128%	68%	65%	66%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended May 31, 2018		Year Ended November 30,
			2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.97		$11.92	$12.56	$16.32	$17.79	$13.58
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.22	0.21	0.16	0.26	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.46		3.06	(0.59)	(2.14)	(0.18)	4.51
Total from investment operations:	0.51		3.28	(0.38)	(1.98)	0.08	4.68
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.23)	(0.26)	(0.27)	(0.20)	(0.13)
Distributions from net realized gains	-		-	-	(1.51)	(1.35)	(0.34)
Total dividends and distributions	(0.21)		(0.23)	(0.26)	(1.78)	(1.55)	(0.47)
Net asset value, end of period	$15.27		$14.97	$11.92	$12.56	$16.32	$17.79
Total Return(b):	3.43%		27.96%	(3.03)%	(13.24)%	0.51%	35.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,543		$47,684	$34,702	$66,380	$112,815	$114,754
Average net assets (000)	$52,018		$44,492	$40,929	$86,151	$116,858	$88,911
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(d)	1.06%	1.12%	1.05%	1.01%	1.03%
Expenses before waivers and/or expense reimbursement	1.00%	(d)	1.06%	1.12%	1.05%	1.01%	1.03%
Net investment income (loss)	0.61%	(d)	1.66%	1.90%	1.19%	1.59%	1.05%
Portfolio turnover rate(e)	13%	(f)	128%	68%	65%	66%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Financial Services Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	January 26, 2018(a) through May 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.00
Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.78)
Total from investment operations:	(0.73)
Net asset value, end of period	$15.27
Total Return(c):	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	237.59%	(e)
Net investment income (loss)	0.98%	(e)
Portfolio turnover rate(f)	13%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX	PFSQX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403	74441P734

*Formerly known as Class Q shares

MF188 E2

PGIM JENNISON HEALTH SCIENCES FUND

(Formerly known as Prudential Jennison Health Sciences Fund)

SEMIANNUAL REPORT

MAY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC.

Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Table of Contents

Letter from the President	5

Your Fund’s Performance	6

Fees and Expenses	9

Holdings and Financial Statements	11

PGIM Jennison Health Sciences Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Health Sciences Fund

July 16, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Health Sciences Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/18 (without sales charges)	Average Annual Total Returns as of 5/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.26	17.86	14.65	15.24	—
Class B	8.83	18.78	15.02	15.08	—
Class C	8.90	22.89	15.16	15.10	—
Class R	9.06	24.37	15.71	N/A	18.57 (2/3/12)
Class Z	9.44	25.11	16.30	16.24	—
Class R6**	9.46	25.19	N/A	N/A	17.72 (1/27/16)
S&P 1500 Health Care Index
	0.91	11.79	13.85	12.46	—
S&P Composite 1500 Index
	3.30	14.67	12.95	9.28	—
Lipper Health/Biotechnology Funds Average
	7.11	20.77	14.78	13.78	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

S&P 1500 Health Care Index—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 16.65% and 12.58% for Class R6 shares.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index (S&P 1500 Index) is an unmanaged index of over 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 14.49% and 18.12% for Class R6 shares.

PGIM Jennison Health Sciences Fund	7

Your Fund’s Performance (continued)

Lipper Health/Biotechnology Funds Average—The Lipper Health/Biotechnology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Health/Biotechnology Funds universe for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in health care, medicine, and biotechnology. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares through 5/31/18 is 17.16% and 16.17% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/18 (%)
UnitedHealth Group, Inc., Managed Health Care	7.0
BioMarin Pharmaceutical, Inc., Biotechnology	5.7
Illumina, Inc., Life Sciences Tools & Services	3.9
Sage Therapeutics, Inc., Biotechnology	3.6
Sarepta Therapeutics, Inc., Biotechnology	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/18 (%)
Biotechnology	48.3
Pharmaceuticals	16.5
Managed Health Care	16.4
Health Care Equipment	9.6
Life Sciences Tools & Services	4.4

Industry weightings reflect only long-term investments and are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Health Sciences Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Health Sciences Fund		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,092.60	1.15%	$6.00
	Hypothetical	$1,000.00	$1,019.20	1.15%	$5.79
Class B	Actual	$1,000.00	$1,088.30	1.97%	$10.26
	Hypothetical	$1,000.00	$1,015.11	1.97%	$9.90
Class C	Actual	$1,000.00	$1,089.00	1.81%	$9.43
	Hypothetical	$1,000.00	$1,015.91	1.81%	$9.10
Class R	Actual	$1,000.00	$1,090.60	1.53%	$7.97
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70
Class Z	Actual	$1,000.00	$1,094.40	0.85%	$4.44
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class R6**	Actual	$1,000.00	$1,094.60	0.82%	$4.28
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of May 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 97.8%

Biotechnology 48.3%
AbbVie, Inc.	85,642	$8,473,419
Aeglea BioTherapeutics, Inc.*	602,772	6,437,605
Agios Pharmaceuticals, Inc.*(a)	124,493	11,640,095
Aileron Therapeutics, Inc.*(a)	205,051	1,058,063
Aimmune Therapeutics, Inc.*(a)	291,205	9,635,973
Alexion Pharmaceuticals, Inc.*	423,297	49,157,481
Amicus Therapeutics, Inc.*(a)	3,473,903	58,708,961
Apellis Pharmaceuticals, Inc.*(a)	368,569	7,522,493
Argenx SE (Netherlands), ADR*	205,132	19,590,106
Audentes Therapeutics, Inc.*	687,019	26,038,020
BioCryst Pharmaceuticals, Inc.*(a)	2,202,138	14,159,747
Biogen, Inc.*	98,078	28,831,009
BioMarin Pharmaceutical, Inc.*	1,465,668	132,408,447
Bluebird Bio, Inc.*(a)	368,493	65,978,672
Blueprint Medicines Corp.*(a)	140,870	11,844,350
Celgene Corp.*	521,791	41,054,516
Clovis Oncology, Inc.*(a)	468,017	21,978,078
DBV Technologies SA (France) ADR*(a)	787,292	17,714,070
Eiger BioPharmaceuticals, Inc.*(a)	620,739	8,845,531
Epizyme, Inc.*(a)	1,410,186	24,607,746
Exact Sciences Corp.*(a)	672,737	40,054,761
Exelixis, Inc.*	1,458,574	30,236,239
FibroGen, Inc.*	230,691	12,434,245
Foundation Medicine, Inc.*(a)	95,117	9,430,851
GlycoMimetics, Inc.*(a)	1,028,787	18,384,424
Immunomedics, Inc.*(a)	1,355,747	29,907,779
Incyte Corp.*	446,335	30,471,290
La Jolla Pharmaceutical Co.*(a)	886,745	27,666,444
Madrigal Pharmaceuticals, Inc.*(a)	132,517	35,197,840
Mirati Therapeutics, Inc.*(a)	256,805	10,914,212
Natera, Inc.*	1,428,165	16,652,404
Neurocrine Biosciences, Inc.*(a)	306,692	29,522,172
Ovid therapeutics, Inc.*(a)	228,130	1,799,946
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	9,837,830
Proteostasis Therapeutics, Inc.*(a)	2,271,706	10,995,057
Puma Biotechnology, Inc.*(a)	140,782	7,454,407
Retrophin, Inc.*(a)	565,062	15,827,387
Sage Therapeutics, Inc.*(a)	549,523	83,906,667
Sarepta Therapeutics, Inc.*(a)	892,365	83,748,455
Savara, Inc.*(a)	412,610	4,175,613
TESARO, Inc.*(a)	256,004	11,717,303

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Unum Therapeutics, Inc.*	439,777	$5,413,655
Vertex Pharmaceuticals, Inc.*	257,492	39,653,768

		1,131,087,131

Health Care Services 0.4%
Teladoc, Inc.*(a)	204,357	10,401,771

Health Care Equipment 9.9%
Abbott Laboratories	448,321	27,585,191
AxoGen, Inc.*(a)	251,707	12,358,814
Boston Scientific Corp.*	1,407,344	42,769,184
DexCom, Inc.*(a)	477,479	42,013,377
Edwards Lifesciences Corp.*	253,349	34,787,351
IDEXX Laboratories, Inc.*	40,055	8,339,852
Inogen, Inc.*	25,690	4,693,306
iRhythm Technologies, Inc.*	71,707	5,451,883
Nevro Corp.*(a)	527,208	41,485,998
Siemens Healthineers AG (Germany)*	322,745	12,830,189

		232,315,145

Health Care Supplies 1.1%
Align Technology, Inc.*	76,623	25,435,005

Health Care Technology 0.8%
Inspire Medical Systems, Inc.*	56,215	1,686,450
Tabula Rasa HealthCare, Inc.*(a)	318,098	17,352,246

		19,038,696

Life Sciences Tools & Services 4.4%
Illumina, Inc.*	334,250	91,063,070
IQVIA Holdings, Inc.*	70,883	7,012,455
Quanterix Corp.*(a)	240,511	4,425,402

		102,500,927

Managed Health Care 16.4%
Aetna, Inc.	186,191	32,793,821
Centene Corp.*	477,180	55,906,409
Cigna Corp.	326,275	55,261,197
HealthEquity, Inc.*	130,299	9,682,519

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Managed Health Care (cont’d.)
Humana, Inc.	233,872	$68,052,074
UnitedHealth Group, Inc.	675,704	163,189,273

		384,885,293

Pharmaceuticals 16.5%
Aerie Pharmaceuticals, Inc.*(a)	812,794	41,696,332
Allergan PLC	434,319	65,495,305
Assembly Biosciences, Inc.*	1,579,048	66,777,940
AstraZeneca PLC (United Kingdom), ADR(a)	1,280,300	47,409,509
Bristol-Myers Squibb Co.	900,773	47,398,675
Cassiopea SpA (Italy)*	67,672	2,437,092
Cassiopea SpA (Italy), 144A*	230,363	8,296,132
Eli Lilly & Co.	301,618	25,649,595
GW Pharmaceuticals PLC (United Kingdom) ADR*(a)	234,521	37,755,536
Marinus Pharmaceuticals, Inc.*(a)	846,082	5,288,013
Mylan NV*	301,080	11,579,537
Ocular Therapeutix, Inc.*(a)	1,431,743	9,692,900
resTORbio, Inc.*(a)	440,933	4,316,734
Revance Therapeutics, Inc.*	454,424	12,678,430

		386,471,730

TOTAL COMMON STOCKS (cost $1,309,106,167)		2,292,135,698

PREFERRED STOCK 0.2%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(f)^	4,084,064	3,471,454

TOTAL LONG-TERM INVESTMENTS (cost $1,311,506,167)		2,295,607,152

SHORT-TERM INVESTMENTS 19.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	51,403,215	51,403,215

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $407,727,403; includes $407,125,676 of cash collateral for securities on loan)(b)(w)	407,728,630	$407,769,403

TOTAL SHORT-TERM INVESTMENTS (cost $459,130,618)		459,172,618

TOTAL INVESTMENTS 117.6% (cost $1,770,636,785)		2,754,779,770
Liabilities in excess of other assets (17.6)%		(411,955,372)

NET ASSETS 100.0%		$2,342,824,398

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $408,117,480; cash collateral of $407,125,676 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,400,000. The aggregate value of $3,471,454 is 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,131,087,131	$—	$—
Health Care Services	10,401,771	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Equipment	$219,484,956	$12,830,189	$—
Health Care Supplies	25,435,005	—	—
Health Care Technology	19,038,696	—	—
Life Sciences Tools & Services	102,500,927	—	—
Managed Health Care	384,885,293	—	—
Pharmaceuticals	375,738,506	10,733,224	—
Preferred Stock
Health Care Equipment	—	—	3,471,454
Affiliated Mutual Funds	459,172,618	—	—

Total	$2,727,744,903	$23,563,413	$3,471,454

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2018 were as follows:

Biotechnology	48.3%
Affiliated Mutual Funds(17.4% represents investments purchased with collateral from securities on loan)	19.6
Pharmaceuticals	16.5
Managed Health Care	16.4
Health Care Equipment	10.1
Life Sciences Tools & Services	4.4
Health Care Supplies	1.1

Health Care Technology	0.8%
Health Care Services	0.4

117.6
Liabilities in excess of other assets	(17.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)	Net Amount
Securities on Loan	$408,117,480	$(407,125,676)	$991,804

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Assets
Investments at value, including securities on loan of $408,117,480:
Unaffiliated investments (cost $1,311,506,167)	$2,295,607,152
Affiliated investments (cost $459,130,618)	459,172,618
Receivable for Fund shares sold	1,683,457
Tax reclaim receivable	887,749
Dividends receivable	588,324
Prepaid expenses	4,678

Total Assets	2,757,943,978

Liabilities
Payable to broker for collateral for securities on loan	407,125,676
Payable for Fund shares reacquired	5,301,465
Management fee payable	1,398,275
Accrued expenses and other liabilities	840,785
Distribution fee payable	377,363
Affiliated transfer agent fee payable	76,016

Total Liabilities	415,119,580

Net Assets	$2,342,824,398

Net assets were comprised of:
Common stock, at par	$474,855
Paid-in capital in excess of par	1,257,557,034

1,258,031,889
Accumulated net investment loss	(9,646,681)
Accumulated net realized gain on investment and foreign currency transactions	110,351,942
Net unrealized appreciation on investments and foreign currencies	984,087,248

Net assets, May 31, 2018	$2,342,824,398

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($805,029,540 ÷ 16,713,948 shares of common stock issued and outstanding)	$48.17
Maximum sales charge (5.50% of offering price)	2.80

Maximum offering price to public	$50.97

Class B
Net asset value, offering price and redemption price per share ($25,016,037 ÷ 680,538 shares of common stock issued and outstanding)	$36.76

Class C
Net asset value, offering price and redemption price per share ($183,443,826 ÷ 4,988,891 shares of common stock issued and outstanding)	$36.77

Class R
Net asset value, offering price and redemption price per share ($12,749,277 ÷ 269,334 shares of common stock issued and outstanding)	$47.34

Class Z
Net asset value, offering price and redemption price per share
($1,312,626,151 ÷ 24,758,287 shares of common stock issued and outstanding)	$53.02

Class R6
Net asset value, offering price and redemption price per share ($3,959,567 ÷ 74,531 shares of common stock issued and outstanding)	$53.13

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$4,030,196
Income from securities lending, net (including affiliated income of $262,915)	871,152
Affiliated dividend income	309,528

Total income	5,210,876

Expenses
Management fee	8,316,858
Distribution fee(a)	2,290,941
Transfer agent’s fees and expenses (including affiliated expense of $227,785)(a)	1,152,405
Custodian and accounting fees	87,535
Shareholders’ reports	65,795
Registration fees(a)	57,311
Directors’ fees	26,181
Legal fees and expenses	15,308
Audit fee	11,989
Miscellaneous	26,177

Total expenses	12,050,500
Less: Fee waiver and/or expense reimbursement(a)	(7,467)
Distribution fee waiver(a)	(16,238)

Net expenses	12,026,795

Net investment income (loss)	(6,815,919)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(13,527))	111,871,482
Foreign currency transactions	(4,910)

111,866,572

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $12,763)	101,940,190
Foreign currencies	(857)

101,939,333

Net gain (loss) on investment and foreign currency transactions	213,805,905

Net Increase (Decrease) In Net Assets Resulting From Operations	$206,989,986

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	1,203,571	131,814	906,840	48,716	—	—
Transfer agent’s fees and expenses	406,951	23,359	56,551	9,602	655,833	109
Registration fees	10,362	6,653	6,960	8,848	16,032	8,456
Fee waiver and/or expense reimbursement	—	—	—	—	—	(7,467)
Distribution fee waiver	—	—	—	(16,238)	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,815,919)	$(11,426,078)
Net realized gain (loss) on investment and foreign currency transactions	111,866,572	116,483,355
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	101,939,333	410,064,411

Net increase (decrease) in net assets resulting from operations	206,989,986	515,121,688

Distributions from net realized gains
Class A	(38,102,457)	(32,929,857)
Class B	(1,650,009)	(1,380,170)
Class C	(10,949,148)	(8,564,723)
Class R	(663,146)	(468,571)
Class Z	(53,960,436)	(30,538,325)
Class R6	(75,852)	(344)

	(105,401,048)	(73,881,990)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	135,086,676	331,776,148
Net asset value of shares issued in reinvestment of dividends and distributions	93,670,809	66,067,292
Cost of shares reacquired	(286,291,267)	(681,949,987)

Net increase (decrease) in net assets from Fund share transactions	(57,533,782)	(284,106,547)

Total increase (decrease)	44,055,156	157,133,151

Net Assets:
Beginning of period	2,298,769,242	2,141,636,091

End of period(a)	$2,342,824,398	$2,298,769,242

(a) Includes accumulated net investment loss of:	$(9,646,681)	$(2,830,762)

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	19

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or industry than a diversified fund. These financial statements relate only to the PGIM Jennison Health Sciences Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

On or about the close of business on June 29, 2012, the Fund was closed to new investors.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

20

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Health Sciences Fund	21

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

22

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison Health Sciences Fund	23

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

24

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.72% for the six months ended May 31, 2018.

PGIM Investments has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.82% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.72% for the six months ended May 31, 2018.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2019.

PIMS has advised the Fund that it received $57,090 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2018, it received $4,267 and $279 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Health Sciences Fund	25

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended May 31, 2018, PGIM, Inc. was compensated $133,894 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended May 31, 2018, were $374,741,013 and $513,296,517, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended May 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$72,663,270	$291,696,881	$312,956,936	$—	$—	$51,403,215	51,403,215	$309,528
PGIM Institutional Money Market Fund	319,520,084	675,572,795	587,322,712	12,763	(13,527)	407,769,403	407,728,630	262,915	**

	$392,183,354	$967,269,676	$900,279,648	$12,763	$(13,527)	$459,172,618		$572,443

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

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5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2018 were as follows:

Tax Basis	$1,774,858,660

Gross Unrealized Appreciation	1,045,606,725
Gross Unrealized Depreciation	(65,685,615)

Net Unrealized Appreciation	$979,921,110

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

PGIM Jennison Health Sciences Fund	27

Notes to Financial Statements (unaudited) (continued)

There are 515 million shares of common stock, $0.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 75 million, 10 million, 30 million, 50 million, 150 million, 70 million and 130 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

At reporting period end, five shareholders of record held 54% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2018:
Shares sold	433,927	$20,050,416
Shares issued in reinvestment of dividends and distributions	811,331	35,901,401
Shares reacquired	(2,006,127)	(93,151,620)

Net increase (decrease) in shares outstanding before conversion	(760,869)	(37,199,803)
Shares issued upon conversion from other share class(es)	126,818	5,972,605
Shares reacquired upon conversion into other share class(es)	(226,584)	(10,414,448)

Net increase (decrease) in shares outstanding	(860,635)	$(41,641,646)

Year ended November 30, 2017:
Shares sold	1,370,308	$57,197,878
Shares issued in reinvestment of dividends and distributions	857,037	31,050,448
Shares reacquired	(5,743,598)	(234,748,001)

Net increase (decrease) in shares outstanding before conversion	(3,516,253)	(146,499,675)
Shares issued upon conversion from other share class(es)	430,169	17,797,342
Shares reacquired upon conversion into other share class(es)	(4,260,866)	(168,562,715)

Net increase (decrease) in shares outstanding	(7,346,950)	$(297,265,048)

Class B
Six months ended May 31, 2018:
Shares sold	5,566	$194,222
Shares issued in reinvestment of dividends and distributions	44,287	1,501,328
Shares reacquired	(52,249)	(1,843,003)

Net increase (decrease) in shares outstanding before conversion	(2,396)	(147,453)
Shares reacquired upon conversion into other share class(es)	(122,545)	(4,470,581)

Net increase (decrease) in shares outstanding	(124,941)	$(4,618,034)

Year ended November 30, 2017:
Shares sold	16,785	$528,142
Shares issued in reinvestment of dividends and distributions	43,141	1,223,036
Shares reacquired	(180,394)	(5,740,114)

Net increase (decrease) in shares outstanding before conversion	(120,468)	(3,988,936)
Shares reacquired upon conversion into other share class(es)	(160,469)	(5,252,148)

Net increase (decrease) in shares outstanding	(280,937)	$(9,241,084)

28

Class C	Shares	Amount
Six months ended May 31, 2018:
Shares sold	44,743	$1,542,046
Shares issued in reinvestment of dividends and distributions	291,671	9,881,790
Shares reacquired	(321,235)	(11,320,874)

Net increase (decrease) in shares outstanding before conversion	15,179	102,962
Shares reacquired upon conversion into other share class(es)	(78,746)	(2,783,426)

Net increase (decrease) in shares outstanding	(63,567)	$(2,680,464)

Year ended November 30, 2017:
Shares sold	133,971	$4,225,318
Shares issued in reinvestment of dividends and distributions	249,864	7,078,640
Shares reacquired	(1,078,165)	(34,323,631)

Net increase (decrease) in shares outstanding before conversion	(694,330)	(23,019,673)
Shares reacquired upon conversion into other share class(es)	(733,109)	(23,770,549)

Net increase (decrease) in shares outstanding	(1,427,439)	$(46,790,222)

Class R
Six months ended May 31, 2018:
Shares sold	27,739	$1,260,223
Shares issued in reinvestment of dividends and distributions	15,224	663,146
Shares reacquired	(81,887)	(3,717,300)

Net increase (decrease) in shares outstanding	(38,924)	$(1,793,931)

Year ended November 30, 2017:
Shares sold	68,940	$2,843,011
Shares issued in reinvestment of dividends and distributions	13,103	468,570
Shares reacquired	(120,445)	(4,868,581)

Net increase (decrease) in shares outstanding	(38,402)	$(1,557,000)

Class Z
Six months ended May 31, 2018:
Shares sold	2,152,872	$109,340,420
Shares issued in reinvestment of dividends and distributions	938,279	45,647,292
Shares reacquired	(3,447,028)	(175,514,307)

Net increase (decrease) in shares outstanding before conversion	(355,877)	(20,526,595)
Shares issued upon conversion from other share class(es)	258,690	13,078,478
Shares reacquired upon conversion into other share class(es)	(27,602)	(1,396,589)

Net increase (decrease) in shares outstanding	(124,789)	$(8,844,706)

Year ended November 30, 2017:
Shares sold	5,792,157	$265,247,555
Shares issued in reinvestment of dividends and distributions	663,790	26,246,254
Shares reacquired	(8,962,230)	(402,168,281)

Net increase (decrease) in shares outstanding before conversion	(2,506,283)	(110,674,472)
Shares issued upon conversion from other share class(es)	4,191,728	181,815,205
Shares reacquired upon conversion into other share class(es)	(45,211)	(2,027,135)

Net increase (decrease) in shares outstanding	1,640,234	$69,113,598

PGIM Jennison Health Sciences Fund	29

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended May 31, 2018:
Shares sold	52,818	$2,699,349
Shares issued in reinvestment of dividends and distributions	1,556	75,852
Shares reacquired	(14,720)	(744,163)

Net increase (decrease) in shares outstanding before conversion	39,654	2,031,038
Shares issued upon conversion from other share class(es)	267	13,961

Net increase (decrease) in shares outstanding	39,921	$2,044,999

Year ended November 30, 2017:
Shares sold	36,483	$1,734,244
Shares issued in reinvestment of dividends and distributions	9	344
Shares reacquired†	(2,137)	(101,379)

Net increase (decrease) in shares outstanding	34,355	$1,633,209

†	Includes affiliated redemptions of 264 shares with a value of $12,939 for Class R6 shares.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended May 31, 2018. The average daily balance for the 5 days that the Fund had loans outstanding during the period was $2,379,400, borrowed at a weighted average interest rate of 2.83%. The maximum loan balance outstanding during the period was $3,337,000. At May 31, 2018, the Fund did not have an outstanding loan balance.

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8. Other Risks

The Fund’s risks include, but are not limited to, the following:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The vlaue of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Jennison Health Sciences Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$46.25		$37.89	$49.64	$52.83	$41.99	$31.95
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.26)	(0.18)	(0.36)	(0.30)	(0.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26		9.97	(5.21)	4.08	14.37	13.66
Total from investment operations:	4.10		9.71	(5.39)	3.72	14.07	13.46
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.37)
Total dividends and distributions	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.42)
Net asset value, end of period	$48.17		$46.25	$37.89	$49.64	$52.83	$41.99
Total Return(b):	9.29%		26.61%	(12.38)%	7.88%	36.43%	47.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$805,030		$812,855	$944,171	$1,534,229	$1,391,206	$1,110,999
Average net assets (000)	$804,583		$835,255	$1,128,298	$1,641,053	$1,214,767	$902,504
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(d)	1.15%	1.17%	1.13%	1.15%	1.18%
Expenses before waivers and/or expense reimbursement	1.15%	(d)	1.15%	1.17%	1.13%	1.15%	1.18%
Net investment income (loss)	(0.69)%	(d)	(0.61)%	(0.48)%	(0.67)%	(0.68)%	(0.56)%
Portfolio turnover rate(e)	17%	(f)	27%	25%	52%	57%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.95		$29.95	$40.83	$44.93	$36.43	$28.36
Income (loss) from investment operations:
Net investment income (loss)	(0.27)		(0.42)	(0.36)	(0.60)	(0.52)	(0.38)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.26		7.77	(4.16)	3.41	12.25	11.87
Total from investment operations:	2.99		7.35	(4.52)	2.81	11.73	11.49
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.37)
Total dividends and distributions	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.42)
Net asset value, end of period	$36.76		$35.95	$29.95	$40.83	$44.93	$36.43
Total Return(b):	8.83%		25.74%	(13.01)%	7.14%	35.48%	46.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,016		$28,959	$32,539	$51,837	$59,899	$54,595
Average net assets (000)	$26,435		$30,218	$38,686	$60,495	$54,808	$50,463
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.97%	(d)	1.85%	1.87%	1.83%	1.85%	1.88%
Expenses before waivers and/or expense reimbursement	1.97%	(d)	1.85%	1.87%	1.83%	1.85%	1.88%
Net investment income (loss)	(1.52)%	(d)	(1.30)%	(1.19)%	(1.37)%	(1.38)%	(1.23)%
Portfolio turnover rate(e)	17%	(f)	27%	25%	52%	57%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.94		$29.94	$40.81	$44.92	$36.42	$28.35
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		(0.42)	(0.36)	(0.60)	(0.53)	(0.38)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.25		7.77	(4.15)	3.40	12.26	11.87
Total from investment operations:	3.01		7.35	(4.51)	2.80	11.73	11.49
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.37)
Total dividends and distributions	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.42)
Net asset value, end of period	$36.77		$35.94	$29.94	$40.81	$44.92	$36.42
Total Return(b):	8.90%		25.75%	(12.99)%	7.12%	35.49%	46.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$183,444		$181,567	$194,001	$294,592	$302,715	$249,263
Average net assets (000)	$181,866		$187,980	$224,856	$328,656	$266,782	$216,277
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.81%	(d)	1.85%	1.87%	1.83%	1.85%	1.88%
Expenses before waivers and/or expense reimbursement	1.81%	(d)	1.85%	1.87%	1.83%	1.85%	1.88%
Net investment income (loss)	(1.36)%	(d)	(1.30)%	(1.19)%	(1.37)%	(1.39)%	(1.24)%
Portfolio turnover rate(e)	17%	(f)	27%	25%	52%	57%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$45.58		$37.42	$49.20	$52.50	$41.83	$31.90
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		(0.33)	(0.26)	(0.46)	(0.40)	(0.32)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.18		9.84	(5.16)	4.07	14.30	13.67
Total from investment operations:	3.94		9.51	(5.42)	3.61	13.90	13.35
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.37)
Total dividends and distributions	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.42)
Net asset value, end of period	$47.34		$45.58	$37.42	$49.20	$52.50	$41.83
Total Return(b):	9.06%		26.40%	(12.57)%	7.70%	36.14%	47.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,749		$14,049	$12,973	$22,225	$13,988	$6,984
Average net assets (000)	$13,027		$13,552	$15,542	$22,044	$9,162	$3,873
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	(d)	1.35%	1.37%	1.33%	1.35%	1.38%
Expenses before waivers and/or expense reimbursement	1.78%	(d)	1.60%	1.62%	1.58%	1.60%	1.63%
Net investment income (loss)	(1.08)%	(d)	(0.80)%	(0.68)%	(0.87)%	(0.89)%	(0.86)%
Portfolio turnover rate(e)	17%	(f)	27%	25%	52%	57%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.62		$41.21	$53.30	$56.07	$44.24	$33.39
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.14)	(0.08)	(0.21)	(0.19)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.68		10.90	(5.65)	4.35	15.25	14.38
Total from investment operations:	4.58		10.76	(5.73)	4.14	15.06	14.27
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	-	(0.05)
Distributions from net realized gains	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.37)
Total dividends and distributions	(2.18)		(1.35)	(6.36)	(6.91)	(3.23)	(3.42)
Net asset value, end of period	$53.02		$50.62	$41.21	$53.30	$56.07	$44.24
Total Return(b):	9.44%		27.02%	(12.14)%	8.22%	36.84%	47.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,312,626		$1,259,584	$957,942	$1,507,679	$1,182,659	$737,978
Average net assets (000)	$1,282,571		$1,142,806	$1,087,154	$1,504,357	$926,562	$540,745
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	(d)	0.84%	0.87%	0.83%	0.85%	0.88%
Expenses before waivers and/or expense reimbursement	0.85%	(d)	0.84%	0.87%	0.83%	0.85%	0.88%
Net investment income (loss)	(0.39)%	(d)	(0.29)%	(0.18)%	(0.37)%	(0.40)%	(0.29)%
Portfolio turnover rate(e)	17%	(f)	27%	25%	52%	57%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class R6 Shares
	Six Months Ended May 31,		Year Ended November 30,	January 27, 2016(a) through November 30,
	2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.71		$41.25	$39.16
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.69		10.90	2.11
Total from investment operations:	4.60		10.81	2.09
Less Dividends and Distributions:
Distributions from net realized gains	(2.18)		(1.35)	-
Net asset value, end of period	$53.13		$50.71	$41.25
Total Return(c):	9.46%		27.12%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,960		$1,755	$11
Average net assets (000)	$2,864		$517	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82%	(e)	0.74%	0.75%	(e)
Expenses before waivers and/or expense reimbursement	1.34%	(e)	0.74%	0.75%	(e)
Net investment income (loss)	(0.34)%	(e)	(0.19)%	(0.06)%	(e)
Portfolio turnover rate(f)	17%	(g)	27%	25%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Health Sciences Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PHLAX	PHLBX	PHLCX	PJHRX	PHSZX	PHLQX
CUSIP	74441P502	74441P601	74441P700	74441P791	74441P866	74441P775

*Formerly known as Class Q shares.

MF188E4

PGIM JENNISON UTILITY FUND

(Formerly known as Prudential Jennison Utility Fund)

SEMIANNUAL REPORT

MAY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Utility Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Utility Fund

July 16, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Utility Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/18 (without sales charges)	Average Annual Total Returns as of 5/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–4.84	–3.51	7.93	4.36	—
Class B	–5.34	–3.64	8.23	4.21	—
Class C	–5.22	0.41	8.39	4.22	—
Class R	–4.96	1.88	8.94	4.74	—
Class Z	–4.69	2.40	9.49	5.27	—
Class R6***	0.12**	N/A	N/A	N/A	N/A (1/26/18)
S&P 500 Utility Total Return (TR) Index
	–8.38	–2.09	10.18	6.27	—
S&P 500 Index
	3.16	14.38	12.96	9.13	—
Lipper Utility Funds Average
	–4.97	1.21	7.99	5.03	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Since inception

***Formerly known as Class Q shares

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the following table.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares

Benchmark Definitions

S&P 500 Utility Total Return (TR) Index—The Standard & Poor’s 500 Utility Total Return Index is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Utility Funds Average—The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds universe. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

PGIM Jennison Utility Fund	7

Your Fund’s Performance (continued)

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 5/31/18 (%)
NextEra Energy, Inc., Electric Utilities	6.1
Exelon Corp., Electric Utilities	5.1
DTE Energy Co., Multi-Utilities	4.5
American Electric Power Co., Inc., Electric Utilities	4.5
CMS Energy Corp., Multi-Utilities	4.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/18 (%)
Electric Utilities	37.1
Multi-Utilities	23.1
Oil & Gas Storage & Transportation	15.2
Independent Power Producers & Energy Traders	6.0
Specialized REITs	5.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Utility Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Utility Fund		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$951.60	0.83%	$4.04
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18
Class B	Actual	$1,000.00	$946.60	1.78%	$8.64
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95
Class C	Actual	$1,000.00	$947.80	1.58%	$7.67
	Hypothetical	$1,000.00	$1,017.05	1.58%	$7.95
Class R	Actual	$1,000.00	$950.40	1.12%	$5.45
	Hypothetical	$1,000.00	$1,019.35	1.12%	$5.64
Class Z	Actual	$1,000.00	$953.10	0.57%	$2.78
	Hypothetical	$1,000.00	$1,022.09	0.57%	$2.87
Class R6**	Actual	$1,000.00	$1,001.20	0.52%	$1.75
	Hypothetical	$1,000.00	$1,022.34	0.52%	$2.62

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended May 31, 2018 due to the class’ inception date of January 26, 2018. Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of May 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS

Diversified Banks 0.9%
CFE Capital S de RL de CV (Mexico)*(a)	5,610,396	$5,429,057
CFE Capital S de RL de CV (Mexico), 144A*	22,099,195	21,384,906

		26,813,963

Electric Utilities 37.1%
Alliant Energy Corp.	1,472,243	60,980,305
Alupar Investimento SA (Brazil), 144A	2,032,949	8,526,917
American Electric Power Co., Inc.	2,016,356	137,011,390
Avangrid, Inc.	817,523	43,402,296
Duke Energy Corp.	599,030	46,221,155
El Paso Electric Co.	387,521	22,708,731
Enel SpA (Italy)	10,531,349	57,878,196
Entergy Corp.	371,953	30,094,717
Exelon Corp.(a)	3,706,801	153,424,493
FirstEnergy Corp.	1,358,938	46,774,646
Great Plains Energy, Inc.	3,004,564	101,974,902
Iberdrola SA (Spain)	1,996,254	14,176,066
NextEra Energy, Inc.	1,122,543	186,128,855
Pinnacle West Capital Corp.	766,163	60,994,236
PPL Corp.	2,760,036	75,404,184
Xcel Energy, Inc.	1,732,966	78,884,612

		1,124,585,701

Gas Utilities 4.5%
Atmos Energy Corp.	982,687	87,665,507
Infraestructura Energetica Nova SAB de CV (Mexico), 144A	2,815,921	11,753,800
Italgas SpA (Italy)	7,029,145	36,531,323

		135,950,630

Independent Power Producers & Energy Traders 6.0%
NRG Energy, Inc.	3,240,816	110,933,132
NRG Yield, Inc. (Class C Stock)	1,296,045	22,680,788
Vistra Energy Corp.*	1,932,244	47,397,945

		181,011,865

Multi-Utilities 23.1%
Ameren Corp.	1,814,430	107,396,112
CMS Energy Corp.	2,760,367	127,335,730
DTE Energy Co.	1,344,914	137,759,541

See Notes to Financial Statements.

PGIM Jennison Utility Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
E.ON SE (Germany)	2,794,699	$29,604,755
NiSource, Inc.	3,248,775	82,194,007
Public Service Enterprise Group, Inc.	1,460,544	77,379,621
RWE AG (Germany)	1,957,606	44,401,658
Sempra Energy	576,451	61,409,325
Vectren Corp.	474,527	33,530,078

		701,010,827

Oil & Gas Storage & Transportation 15.2%
Cheniere Energy, Inc.*	842,515	56,128,349
Cheniere Energy Partners LP Holdings LLC	2,496,502	75,469,255
ONEOK, Inc.	1,044,536	71,195,574
Pembina Pipeline Corp. (Canada)	1,350,801	46,967,351
Targa Resources Corp.(a)	969,664	47,154,760
TransCanada Corp. (Canada)	1,643,186	68,789,246
Williams Cos., Inc. (The)	3,569,436	95,875,051

		461,579,586

Renewable Electricity 3.0%
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	28,489,454	12,176,296
NextEra Energy Partners LP	1,744,077	78,413,702

		90,589,998

Specialized REITs 5.7%
American Tower Corp.	483,430	66,892,209
CyrusOne, Inc.	304,025	16,836,905
Equinix, Inc.	73,511	29,172,840
SBA Communications Corp.*	368,818	58,299,061

		171,201,015

Water Utilities 2.5%
American Water Works Co., Inc.	913,984	75,988,630

TOTAL LONG-TERM INVESTMENTS (cost $2,178,514,682)		2,968,732,215

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	75,069,644	75,069,644

See Notes to Financial Statements.

12

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $436,299; includes $419,634 of cash collateral for securities on loan)(b)(w)	436,345	$436,388

TOTAL SHORT-TERM INVESTMENTS (cost $75,505,943)		75,506,032

TOTAL INVESTMENTS 100.5% (cost $2,254,020,625)		3,044,238,247
Liabilities in excess of other assets (0.5)%		(14,604,316)

NET ASSETS 100.0%		$3,029,633,931

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,440; cash collateral of $419,634 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Banks	$5,429,057	$21,384,906	$—
Electric Utilities	1,044,004,522	80,581,179	—
Gas Utilities	87,665,507	48,285,123	—
Independent Power Producers & Energy Traders	181,011,865	—	—
Multi-Utilities	627,004,414	74,006,413	—
Oil & Gas Storage & Transportation	461,579,586	—	—
Renewable Electricity	78,413,702	12,176,296	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Specialized REITs	$171,201,015	$—	$—
Water Utilities	75,988,630	—	—
Affiliated Mutual Funds	75,506,032	—	—

Total	$2,807,804,330	$236,433,917	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2018 were as follows:

Electric Utilities	37.1%
Multi-Utilities	23.1
Oil & Gas Storage & Transportation	15.2
Independent Power Producers & Energy Traders	6.0
Specialized REITs	5.7
Gas Utilities	4.5
Renewable Electricity	3.0
Water Utilities	2.5
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	2.5
Diversified Banks	0.9%

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$382,440	$(382,440)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Assets
Investments at value, including securities on loan of $382,440:
Unaffiliated investments (cost $2,178,514,682)	$2,968,732,215
Affiliated investments (cost $75,505,943)	75,506,032
Receivable for investments sold	11,893,852
Dividends receivable	7,268,237
Tax reclaim receivable	583,820
Receivable for Fund shares sold	503,059
Prepaid expenses	6,676

Total Assets	3,064,493,891

Liabilities
Payable for investments purchased	30,145,397
Payable for Fund shares reacquired	1,880,735
Management fee payable	1,092,646
Distribution fee payable	796,055
Payable to broker for collateral for securities on loan	419,634
Accrued expenses and other liabilities	292,509
Affiliated transfer agent fee payable	232,984

Total Liabilities	34,859,960

Net Assets	$3,029,633,931

Net assets were comprised of:
Common stock, at par	$2,187,720
Paid-in capital in excess of par	2,123,478,831

2,125,666,551
Undistributed net investment income	18,669,946
Accumulated net realized gain on investment and foreign currency transactions	95,060,759
Net unrealized appreciation on investments and foreign currencies	790,236,675

Net assets, May 31, 2018	$3,029,633,931

See Notes to Financial Statements.

PGIM Jennison Utility Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2018

Class A
Net asset value and redemption price per share ($2,600,997,396 ÷ 187,794,671 shares of common stock issued and outstanding)	$13.85
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.66

Class B
Net asset value, offering price and redemption price per share ($28,688,183 ÷ 2,079,784 shares of common stock issued and outstanding)	$13.79

Class C
Net asset value, offering price and redemption price per share ($96,248,752 ÷ 6,984,689 shares of common stock issued and outstanding)	$13.78

Class R
Net asset value, offering price and redemption price per share ($77,575,174 ÷ 5,607,021 shares of common stock issued and outstanding)	$13.84

Class Z
Net asset value, offering price and redemption price per share ($226,114,418 ÷ 16,305,160 shares of common stock issued and outstanding)	$13.87

Class R6
Net asset value, offering price and redemption price per share ($10,008 ÷ 722 shares of common stock issued and outstanding)	$13.87

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended May 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding tax $1,514,497)	$50,676,434
Affiliated dividend income	524,274
Income from securities lending, net (including affiliated income of $12,349)	44,235

Total income	51,244,943

Expenses
Management fee	6,562,907
Distribution fee(a)	4,898,974
Transfer agent’s fees and expenses (including affiliated expense of $683,324)(a)	1,397,524
Custodian and accounting fees	143,323
Shareholders’ reports	63,517
Registration fees(a)	49,432
Directors’ fees	36,361
Legal fees and expenses	17,847
Audit fee	11,873
Miscellaneous	32,001

Total expenses	13,213,759
Less: Fee waiver and/or expense reimbursement(a)	(16,887)
Distribution fee waiver(a)	(100,632)

Net expenses	13,096,240

Net investment income (loss)	38,148,703

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,429))	95,426,934
Foreign currency transactions	(113,853)

95,313,081

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $89)	(303,093,203)
Foreign currencies	12,296

(303,080,907)

Net gain (loss) on investment and foreign currency transactions	(207,767,826)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(169,619,123)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	3,943,667	150,697	502,714	301,896	—	—
Transfer agent’s fees and expenses	1,092,951	52,839	58,659	62,411	130,624	40
Registration fees	12,296	7,425	7,764	7,227	7,895	6,825
Fee waiver and/or expense reimbursement	—	(10,025)	—	—	—	(6,862)
Distribution fee waiver	—	—	—	(100,632)	—	—

See Notes to Financial Statements.

PGIM Jennison Utility Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,148,703	$56,344,937
Net realized gain (loss) on investment and foreign currency transactions	95,313,081	82,981,564
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(303,080,907)	527,898,555

Net increase (decrease) in net assets resulting from operations	(169,619,123)	667,225,056

Dividends and Distributions
Dividends from net investment income
Class A	(28,791,751)	(45,559,756)
Class B	(198,775)	(346,426)
Class C	(736,306)	(1,122,600)
Class R	(785,698)	(1,166,745)
Class Z	(2,893,614)	(4,556,467)
Class R6	(72)	—

	(33,406,216)	(52,751,994)

Distributions from net realized gains
Class A	(62,686,969)	(148,118,091)
Class B	(740,142)	(2,156,385)
Class C	(2,473,404)	(6,699,710)
Class R	(1,933,710)	(3,992,760)
Class Z	(5,609,997)	(11,827,485)
Class R6	—	—

	(73,444,222)	(172,794,431)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	42,429,291	124,572,693
Net asset value of shares issued in reinvestment of dividends and distributions	102,368,162	215,757,865
Cost of shares reacquired	(248,640,098)	(440,624,960)

Net increase (decrease) in net assets from Fund share transactions	(103,842,645)	(100,294,402)

Total increase (decrease)	(380,312,206)	341,384,229

Net Assets:
Beginning of period	3,409,946,137	3,068,561,908

End of period(a)	$3,029,633,931	$3,409,946,137

(a) Includes undistributed/(distributions in excess of) net investment income of:	$18,669,946	$13,927,459

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of three series: PGIM Financial Services Fund, PGIM Jennison Health Sciences Fund and PGIM Jennison Utility Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Utility Fund (the “Fund”). Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Utility Fund	19

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

20

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Jennison Utility Fund	21

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

22

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the

PGIM Jennison Utility Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to $250 million, 0.50% of the next $500 million, 0.45% of the next $750 million, 0.40% of the next $500 million, 0.35% of the next $2 billion, 0.325% of the next $2 billion and 0.30% of average daily net assets of the Fund in excess of $6 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.43% for the six months ended May 31, 2018.

PGIM Investments has contractually agreed, through March 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.78% of average daily net assets for Class B shares or 0.52% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.43% for the six months ended May 31, 2018.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually

24

incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of Class R shares through March 31, 2019.

PIMS has advised the Fund that it received $361,372 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2018 it received $481, $9,813 and $2,425 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended May 31, 2018, PGIM, Inc. was compensated $9,777 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Utility Fund	25

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended May 31, 2018, were $598,813,023 and $765,910,156, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended May 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$61,362,015	$476,797,645	$463,090,016	$—	$—	$75,069,644	75,069,644	$524,274
PGIM Institutional Money Market Fund	6,524,208	256,827,179	262,911,659	89	(3,429)	436,388	436,345	12,349	**

	$67,886,223	$733,624,824	$726,001,675	$89	$(3,429)	$75,506,032		$536,623

*	The Fund did not have any capital gain distributions during the reporting period.

**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2018 were as follows:

Tax Basis	$2,253,706,971

Gross Unrealized Appreciation	828,024,772
Gross Unrealized Depreciation	(37,493,496)

Net Unrealized Appreciation	$790,531,276

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.10 billion shares of $0.01 par value per share common stock authorized which consists of 500 million shares of Class A common stock, 10 million shares of Class B common stock, 75 million shares of Class C common stock, 75 million shares of Class R common stock, 100 million shares of Class Z common stock, 250 million shares of Class T common stock, and 75 million shares of Class R6 common stock.

The Fund currently does not have any Class T shares outstanding.

As of May 31, 2018, Prudential, through its affiliate entities, 722 Class R6 shares of the Fund. At reporting period end, two shareholders of record held 25% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2018:
Shares sold	1,374,416	$18,933,094
Shares issued in reinvestment of dividends and distributions	6,366,797	87,937,201
Shares reacquired	(12,963,828)	(178,039,729)

Net increase (decrease) in shares outstanding before conversion	(5,222,615)	(71,169,434)
Shares issued upon conversion from other share class(es)	269,238	3,736,421
Shares reacquired upon conversion into other share class(es)	(584,054)	(8,062,231)

Net increase (decrease) in shares outstanding	(5,537,431)	$(75,495,244)

Year ended November 30, 2017:
Shares sold	4,160,938	$57,713,534
Shares issued in reinvestment of dividends and distributions	14,127,127	186,001,764
Shares reacquired	(22,992,125)	(318,848,993)

Net increase (decrease) in shares outstanding before conversion	(4,704,060)	(75,133,695)
Shares issued upon conversion from other share class(es)	896,769	12,523,684
Shares reacquired upon conversion into other share class(es)	(2,346,549)	(32,162,374)

Net increase (decrease) in shares outstanding	(6,153,840)	$(94,772,385)

PGIM Jennison Utility Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended May 31, 2018:
Shares sold	23,731	$326,279
Shares issued in reinvestment of dividends and distributions	63,393	876,929
Shares reacquired	(171,331)	(2,339,927)

Net increase (decrease) in shares outstanding before conversion	(84,207)	(1,136,719)
Shares reacquired upon conversion into other share class(es)	(204,747)	(2,839,803)

Net increase (decrease) in shares outstanding	(288,954)	$(3,976,522)

Year ended November 30, 2017:
Shares sold	55,424	$757,926
Shares issued in reinvestment of dividends and distributions	179,580	2,344,283
Shares reacquired	(353,626)	(4,873,654)

Net increase (decrease) in shares outstanding before conversion	(118,622)	(1,771,445)
Shares reacquired upon conversion into other share class(es)	(518,556)	(7,173,680)

Net increase (decrease) in shares outstanding	(637,178)	$(8,945,125)

Class C
Six months ended May 31, 2018:
Shares sold	181,226	$2,480,603
Shares issued in reinvestment of dividends and distributions	216,180	2,984,362
Shares reacquired	(897,158)	(12,198,163)

Net increase (decrease) in shares outstanding before conversion	(499,752)	(6,733,198)
Shares reacquired upon conversion into other share class(es)	(156,264)	(2,133,312)

Net increase (decrease) in shares outstanding	(656,016)	$(8,866,510)

Year ended November 30, 2017:
Shares sold	513,327	$7,028,068
Shares issued in reinvestment of dividends and distributions	527,545	6,881,184
Shares reacquired	(1,924,886)	(26,522,776)

Net increase (decrease) in shares outstanding before conversion	(884,014)	(12,613,524)
Shares reacquired upon conversion into other share class(es)	(617,068)	(8,615,603)

Net increase (decrease) in shares outstanding	(1,501,082)	$(21,229,127)

Class R
Six months ended May 31, 2018:
Shares sold	355,573	$4,911,272
Shares issued in reinvestment of dividends and distributions	196,810	2,719,408
Shares reacquired	(891,528)	(12,153,327)

Net increase (decrease) in shares outstanding	(339,145)	$(4,522,647)

Year ended November 30, 2017:
Shares sold	1,165,737	$16,332,390
Shares issued in reinvestment of dividends and distributions	391,951	5,159,505
Shares reacquired	(959,326)	(13,371,939)

Net increase (decrease) in shares outstanding	598,362	$8,119,956

28

Class Z	Shares	Amount
Six months ended May 31, 2018:
Shares sold	1,147,330	$15,768,043
Shares issued in reinvestment of dividends and distributions	568,031	7,850,190
Shares reacquired	(3,225,098)	(43,908,952)

Net increase (decrease) in shares outstanding before conversion	(1,509,737)	(20,290,719)
Shares issued upon conversion from other share class(es)	687,229	9,487,289
Shares reacquired upon conversion into other share class(es)	(13,714)	(188,364)

Net increase (decrease) in shares outstanding	(836,222)	$(10,991,794)

Year ended November 30, 2017:
Shares sold	3,054,538	$42,740,775
Shares issued in reinvestment of dividends and distributions	1,163,318	15,371,129
Shares reacquired	(5,539,401)	(77,007,598)

Net increase (decrease) in shares outstanding before conversion	(1,321,545)	(18,895,694)
Shares issued upon conversion from other share class(es)	2,604,165	35,801,664
Shares reacquired upon conversion into other share class(es)	(26,921)	(373,691)

Net increase (decrease) in shares outstanding	1,255,699	$16,532,279

Class R6
Period ended May 31, 2018*:
Shares sold	716	$10,000
Shares issued in reinvestment of dividends and distributions	6	72

Net increase (decrease) in shares outstanding	722	$10,072

*	Commencement of offering was January 26, 2018.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2018.

PGIM Jennison Utility Fund	29

Notes to Financial Statements (unaudited) (continued)

8. Notice of Dividends and Distributions to Shareholders

Subsequent to the six months ended May 31, 2018, the Fund declared ordinary income dividends on June 20, 2018 to shareholders of record on June 21, 2018. The ex-date was June 22, 2018. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.09121
Class B	$0.05923
Class C	$0.06597
Class R	$0.08109
Class Z	$0.10000
Class R6	$0.10330

9. Other Risks

The Fund’s risks include, but are not limited to, the following:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile the US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

30

Non-diversification Risk: The Fund is non-diversified, meaning that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Jennison Utility Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31, 2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.06	$13.18	$13.37	$17.17	$14.14	$11.85
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.24	0.20	0.24	0.37	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)	2.62	1.11	(2.29)	3.19	2.48
Total from investment operations:	(0.73)	2.86	1.31	(2.05)	3.56	2.74
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.23)	(0.27)	(0.22)	(0.35)	(0.45)
Distributions from net realized gains	(0.33)	(0.75)	(1.23)	(1.53)	(0.18)	-
Total dividends and distributions	(0.48)	(0.98)	(1.50)	(1.75)	(0.53)	(0.45)
Net asset value, end of period	$13.85	$15.06	$13.18	$13.37	$17.17	$14.14
Total Return(b):	(4.84)%	22.87%	11.08%	(13.06)%	25.75%	23.62%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,601	$2,912	$2,629	$2,634	$3,422	$2,783
Average net assets (000,000)	$2,636	$2,791	$2,744	$3,101	$3,175	$2,665
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83% (d)	0.83%	0.85%	0.84%	0.82%	0.85%
Expenses before waivers and/or expense reimbursement	0.83% (d)	0.83%	0.85%	0.84%	0.82%	0.85%
Net investment income (loss)	2.50% (d)	1.74%	1.48%	1.63%	2.30%	2.00%
Portfolio turnover rate(e)	20% (f)	24%	47%	51%	42%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31, 2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.01	$13.14	$13.33	$17.12	$14.10	$11.82
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.15	0.10	0.14	0.26	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.91)	2.60	1.11	(2.28)	3.18	2.47
Total from investment operations:	(0.80)	2.75	1.21	(2.14)	3.44	2.64
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.13)	(0.17)	(0.12)	(0.24)	(0.36)
Distributions from net realized gains	(0.33)	(0.75)	(1.23)	(1.53)	(0.18)	-
Total dividends and distributions	(0.42)	(0.88)	(1.40)	(1.65)	(0.42)	(0.36)
Net asset value, end of period	$13.79	$15.01	$13.14	$13.33	$17.12	$14.10
Total Return(b):	(5.34)%	22.02%	10.33%	(13.67)%	24.91%	22.75%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$29	$36	$39	$49	$86	$82
Average net assets (000,000)	$30	$37	$45	$67	$86	$81
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78% (d)	1.53%	1.55%	1.54%	1.52%	1.55%
Expenses before waivers and/or expense reimbursement	1.85% (d)	1.53%	1.55%	1.54%	1.52%	1.55%
Net investment income (loss)	1.55% (d)	1.06%	0.78%	0.94%	1.65%	1.32%
Portfolio turnover rate(e)	20% (f)	24%	47%	51%	42%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31, 2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.99	$13.12	$13.32	$17.11	$14.09	$11.81
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.15	0.10	0.14	0.25	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)	2.60	1.10	(2.28)	3.19	2.47
Total from investment operations:	(0.78)	2.75	1.20	(2.14)	3.44	2.64
Less Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.13)	(0.17)	(0.12)	(0.24)	(0.36)
Distributions from net realized gains	(0.33)	(0.75)	(1.23)	(1.53)	(0.18)	-
Total dividends and distributions	(0.43)	(0.88)	(1.40)	(1.65)	(0.42)	(0.36)
Net asset value, end of period	$13.78	$14.99	$13.12	$13.32	$17.11	$14.09
Total Return(b):	(5.22)%	22.06%	10.25%	(13.67)%	24.93%	22.76%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$96	$115	$120	$130	$154	$94
Average net assets (000,000)	$101	$118	$130	$151	$122	$89
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58% (d)	1.53%	1.55%	1.54%	1.52%	1.55%
Expenses before waivers and/or expense reimbursement	1.58% (d)	1.53%	1.55%	1.54%	1.52%	1.55%
Net investment income (loss)	1.74% (d)	1.06%	0.78%	0.94%	1.55%	1.30%
Portfolio turnover rate(e)	20% (f)	24%	47%	51%	42%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31, 2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.05	$13.17	$13.36	$17.16	$14.13	$11.84
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.21	0.17	0.21	0.32	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)	2.62	1.11	(2.29)	3.21	2.47
Total from investment operations:	(0.75)	2.83	1.28	(2.08)	3.53	2.71
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.20)	(0.24)	(0.19)	(0.32)	(0.42)
Distributions from net realized gains	(0.33)	(0.75)	(1.23)	(1.53)	(0.18)	-
Total dividends and distributions	(0.46)	(0.95)	(1.47)	(1.72)	(0.50)	(0.42)
Net asset value, end of period	$13.84	$15.05	$13.17	$13.36	$17.16	$14.13
Total Return(b):	(4.96)%	22.64%	10.86%	(13.25)%	25.53%	23.40%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$78	$89	$70	$58	$49	$14
Average net assets (000,000)	$81	$81	$67	$59	$26	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12% (d)	1.03%	1.05%	1.04%	1.02%	1.05%
Expenses before waivers and/or expense reimbursement	1.37% (d)	1.28%	1.30%	1.29%	1.27%	1.30%
Net investment income (loss)	2.21% (d)	1.53%	1.28%	1.44%	1.96%	1.80%
Portfolio turnover rate(e)	20% (f)	24%	47%	51%	42%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31, 2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08	$13.19	$13.39	$17.19	$14.15	$11.86
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.28	0.24	0.29	0.40	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)	2.63	1.10	(2.29)	3.22	2.47
Total from investment operations:	(0.71)	2.91	1.34	(2.00)	3.62	2.78
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.27)	(0.31)	(0.27)	(0.40)	(0.49)
Distributions from net realized gains	(0.33)	(0.75)	(1.23)	(1.53)	(0.18)	-
Total dividends and distributions	(0.50)	(1.02)	(1.54)	(1.80)	(0.58)	(0.49)
Net asset value, end of period	$13.87	$15.08	$13.19	$13.39	$17.19	$14.15
Total Return(b):	(4.69)%	23.29%	11.32%	(12.77)%	26.17%	23.97%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$226	$259	$210	$197	$234	$133
Average net assets (000,000)	$234	$237	$208	$223	$186	$129
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57% (d)	0.53%	0.55%	0.54%	0.52%	0.55%
Expenses before waivers and/or expense reimbursement	0.57% (d)	0.53%	0.55%	0.54%	0.52%	0.55%
Net investment income (loss)	2.77% (d)	2.03%	1.79%	1.93%	2.50%	2.31%
Portfolio turnover rate(e)	20% (f)	24%	47%	51%	42%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class R6 Shares
	January 26, 2018(a) through May 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.96
Income (loss) from investment operations:
Net investment income (loss)	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)
Total from investment operations:	0.01
Less Dividends:
Dividends from net investment income	(0.10)
Net asset value, end of period	$13.87
Total Return(c):	0.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.52%	(e)
Expenses before waivers and/or expense reimbursement	210.46%	(e)
Net investment income (loss)	3.40%	(e)
Portfolio turnover rate(f)	20%	(g)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Utility Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX	PRUQX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817	74441P726

*Formerly known as Class Q shares

MF105E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:            Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2018